Supplier Finance Arrangements - Summary of Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider (Details) - Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider - MXN ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Recognized in Suppliers
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities		$ 23,100
Recognized in Debt
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	$ 684,755	$ 449,850